Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		86 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Operating Expense:
General and administrative	$ (144,976)	$ (6,457)	$ (449,643)	$ (14,222)	$ (947,410)
Other Income (Expense):
Interest income	10,273		14,194		14,194
Interest expense	(14,061)	(585)	(32,563)	(1,078)	(42,503)
Waiver of tax liability penalty					(60,364)
Total Other Income (Expense)	(3,788)	(585)	(18,369)	(1,078)	32,055
Net Loss	$ (148,764)	$ (7,042)	$ (468,012)	$ (15,300)	$ (915,355)
Basic and diluted loss per share	$ (0.03)	$ 0.00	$ (0.08)	$ 0.00
Basic and diluted weighted average common shares outstanding	5,832,482	5,832,482	5,832,482	5,832,482